UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22122

DOLLAR STRATEGY GLOBAL TRUST

(Exact name of registrant as specified in charter)

            81790 Golden Star Way, La Quinta, CA       92253

        (Address of principal executive offices)

    (Zip code)

Michael McDonald
Dollar Strategy Global Trust
81790 Golden Star Way
La Quinta, CA 92253

(Name and address of agent for service)

Registrant's telephone number, including area code: 760-393-2540

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Dollar Strategy Global Fund

SEMI-ANNUAL REPORT

May 31, 2008

Dollar Strategy Global Fund (Unaudited)

PERFORMANCE INFORMATION

May 31, 2008  NAV $10.07

Average annual total returns for the period ended May 31, 2008.

                                                                                    Since
                                                                                 Inception(A)

Dollar Strategy Global Fund

                         0.70%

MSCI World Index(B)                                                                      0.87%

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Dollar Strategy Global Fund was January 15, 2008.

(B) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East and North America.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-899-8344.

2008 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments  (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines  (Unaudited)

Dollar Crisis and Recovery Partners, L.P., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.dollar-strategy.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-743-7820). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses  (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on January 15, 2008 and held through May 31, 2008.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  Shareholders may use this information to compare the ongoing expenses of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                      Expenses Paid

                                                        Beginning                    Ending                    During the Period*

                                                    Account Value           Account Value               January 15, 2008

                                                  January 15, 2008          May 31, 2008                to May 31, 2008

Actual                                   $1,000.00                  $1,007.00                         $6.62*

Hypothetical**                        $1,000.00                  $1,016.25                         $8.82

(5% annual return

before expenses)

*

Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 138/366 (to reflect the partial year period).

**

The hypothetical example is calculated assuming that the Fund had been in operation for the full six month period from November 30, 2007 to May 31, 2008.  As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2008 Semi-Annual Report  2

Dollar Strategy Global Fund

	Schedule of Investments
		May 31, 2008 (Unaudited)

Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Beverages
176	Pepsico, Inc.		$ 12,021	2.57%

Cement, Hydraulic
375	CRH plc **		13,890
325	Cemex S.A.B. de C.V. * **		9,243
			23,133	4.94%

Computer & Office Equipment
135	International Business Machines Corp.		17,473	3.73%

Electronic & Other Electrical Equipment (No Computer Equipment)
390	General Electric Co.		11,981	2.56%

Food and Kindred Products
420	Kraft Foods Inc.		13,642	2.91%

Life Insurance
340	ING Groep NV **		12,995
264	Sun Life Financial Inc. **		12,310
			25,305	5.40%

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment)
180	Joy Global, Inc.		15,161	3.24%

Motor Vehicles & Passenger Cars
485	Honda Motor Co. Ltd. **		16,117	3.44%

National Commercial Banks
600	Citigroup Inc.		13,134	2.80%

Natural Gas Transmissions
165	National Grid plc **		12,254	2.62%

Petroleum Refining
140	Chevron Corp.		13,881	2.96%
Pharmaceutical Preparations
240	Abbott Laboratories		13,524
235	Novartis AG **		12,302
			25,826	5.51%

Services - Miscellaneous Health & Allied Services
200	MDS, Inc. * **		3,742	0.80%

Services - Computer Programming
970	Wipro Ltd. **		13,735	2.93%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
197	Procter & Gamble Co.		13,012	2.77%

Total for Common Stock (Cost - $222,508)			230,417	49.18%

CALL OPTIONS
		Shares Subject
Expiration Date/Exercise Price		to Call

DIAMONDS Trust		1,800	55,224
December 2009 Calls @ 100.00

iShares MSCI EAFE Index		5,300	98,315
January 2010 Calls @ 60.00

Total (Premiums Paid - $144,047)			153,539	32.77%

Cash Equivalents
84,726	Huntington US Treasury Money Market Fund Class A 0.57% ***		84,726	18.08%
	(Cost - $84,726)
	Total Investments		468,682	100.03%
	(Cost - $451,281)
	Liabilities in Excess of Other Assets		(140)	-0.03%
	Net Assets		$ 468,542	100.00%

*Non-Income Producing Securities.

** ADR - American Depository Receipt.

***Variable Rate Security; The Yield Rate shown represents

the rate at May 31, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  3

Dollar Strategy Global Fund

Statement of Assets and Liabilities (Unaudited)
May 31, 2008

Assets:
Investment Securities at Market Value	$ 468,682
(Identified Cost - $451,281)
Receivables:
Dividends and Interest	549
Total Assets	469,231
Liabilities
Service Fees Payable	291
Management Fees Payable	398
Total Liabilities	689
Net Assets	$ 468,542
Net Assets Consist of:
Paid In Capital	$ 440,000
Accumulated Net Investment Loss	(156)
Accumulated Undistributed Net Realized Gain on Investments	11,297
Net Unrealized Appreciation on Investments	17,401
Net Assets, for 46,537 Shares Outstanding	$ 468,542
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($468,542/46,537 shares)	$ 10.07

Statement of Operations (Unaudited)
For the period January 15, 2008* through May 31, 2008

Investment Income:
Dividends (Net of $72 foreign taxes and fees withheld)	$ 1,581
Interest	102
Total Investment Income	1,683
Expenses:
Service Fees (Note 3)	788
Management Fees (Note 3)	1,051
Total Expenses	1,839

Net Investment Loss	(156)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(1,206)
Net Realized Gain on Options	12,503
Net Increase In Unrealized Appreciation on Investments	7,909
Net Increase In Unrealized Appreciation on Options	9,492
Net Realized and Unrealized Gain on Investments	28,698

Net Increase in Net Assets Resulting from Operations	$ 28,542

* Commencement of investment operations.

The accompanying notes are an integral part of the

financial statements.

2008 Semi-Annual Report  4

Dollar Strategy Global Fund

Statements of Changes in Net Assets	(Unaudited)
	1/15/2008*
	to
	5/31/2008
Increase (Decrease) in Net Assets from Operations:
Net Investment Loss	$ (156)
Net Realized Gain on Investments and Options	11,297
Unrealized Appreciation (Depreciation) on Investments and Options	17,401
Net Increase (Decrease) in Net Assets Resulting from Operations	28,542

From Capital Share Transactions:
Proceeds From Sale of Shares	340,000
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	-
Net Increase in Net Assets from Capital Share Transactions	340,000

Total Increase in Net Assets	368,542

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 468,542

Share Transactions:
Issued	36,537
Reinvested	-
Redeemed	-
Net increase in shares	36,537
Shares outstanding beginning of period	10,000
Shares outstanding end of period	46,537

Financial Highlights	(Unaudited)
Selected data for a share of capital stock outstanding throughout the period:	1/15/2008*
	to
	5/31/2008
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Loss ****	(0.01)
Net Gains on Securities
(realized and unrealized)	0.08
Total from Investment Operations	0.07

Net Asset Value -
End of Period	$ 10.07
Total Return *****	0.70%	***

Ratios/Supplemental Data

Net Assets - End of Period (Thousands)	469

Ratio of Expenses to Average Net Assets	1.75%	**
Ratio of Net Income to Average Net Assets	-0.15%	**
Portfolio Turnover Rate	46.29%	***

* Commencement of investment operations.
** Annualized
*** Not Annualized.
**** Calculated using the average shares method.
***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions to shareholders, and is not annualized.

The accompanying notes are an integral part of the

financial statements.

2008 Semi-Annual Report  5

NOTES TO FINANCIAL STATEMENTS

DOLLAR STRATEGY GLOBAL FUND

May 31, 2008

(Unaudited)

1.) ORGANIZATION

Dollar Strategy Global Fund (the "Fund") is a non-diversified series of the Dollar Strategy Global Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on August 31, 2007 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund commenced operations on January 15, 2008. The Fund’s investment adviser is Dollar Crisis and Recovery Partners, L.P. (“Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identi-

2008 Semi-Annual Report  6

Notes to the Financial Statements (Unaudited) - continued

cal securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's assets carried at fair value:

                                                   Investments                     Other Financial

Valuation Inputs                                                               in Securities                       Instruments*

Level 1- Quoted Prices                                                        $315,143                          $             0

Level 2- Significant Other Observable Inputs                            153,539                                         0

Level 3- Significan Unobservable Inputs                                            0                                         0

Total                                                                                  $468,682                          $             0

* Other financial instruments include futures, forwards and swap contracts.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Effective January 15, 2008 the Fund adopted Financial Accounting Standards Board (FASB)  Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund did not write any options during the period ended May 31, 2008.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2008 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited)  - continued

3.) INVESTMENT ADVISORY AND SERVICES AGREEMENTS

The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Adviser (the "Services Agreement"), the Adviser renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, except that the Fund pays all management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses and Rule 12b-1 expenses (of which none were authorized as of May 31, 2008).  For its services the Adviser receives a service fee equal to 0.75% of the average daily net assets of the Fund.

For the period January 15, 2008 through May 31, 2008, the Adviser earned management fees totaling $1,051, of which $398 was still due to the Adviser at May 31, 2008.  For the same period the Adviser earned services fees of $788, of which $291 was still due to the Adviser at May 31, 2008.

4.) APPROVAL OF MANAGEMENT AGREEMENT

On December 3, 2008 the Board of Trustees (the “Trustees”) considered the approval of the Management Agreement.  In reviewing the Management Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the nature, extent and quality of services to be provided, the Trustees discussed the Adviser's business plan, examined a copy of the Adviser's registration statement on Form ADV and reviewed the experience of the Adviser.  The Trustees reviewed the Adviser's planned practices for monitoring compliance with the Fund's investment limitations.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.  The Trustees next reviewed the proposed fees.  The total expenses of the Fund was 1.75% of which 1.00% was attributed to management fees and 0.75% was attributed to service fees.  The Trustees reviewed information regarding comparative fees charged by the Adviser to other advisers to a peer group of funds.  They also reviewed the Adviser's profit and loss projections based on various asset levels, which included projected income to the Adviser pursuant to the proposed Services Agreement.  After further discussion between the Trustees it was the consensus of the Board that the total expense ratio, the proposed management fee and service fee were reasonable.

As to the performance of the Fund and the Adviser, the Trustees noted that both the Adviser and the Fund were newly formed and, therefore, not able to present such information.  The Trustees did however discuss the background of the portfolio manager, as he will be responsible for the day-to-day management of the Fund.  The portfolio manager, reminded the Trustees of his eighteen years of investment experience as well as positions held.  The Trustees discussed the financial and personnel resources of the portfolio manager, and the portfolio manager, discussed the research tools to be used and his portfolio management philosophy.  The Trustees concluded that a lack of prior performance was not of particular concern because of the portfolio manager's experience in the industry, and that they were optimistic regarding the Adviser's ability to deliver good investment performance.

As to the profitability of the Adviser, the Trustees reviewed the estimated profitability of the Adviser, including the services fee.  The estimated profitability showed that the Adviser will not be profitable until the Fund exceeds $10 million in assets.  The Trustees also discussed other potential benefits, including new opportunities for additional distribution.  It was the consensus of the Trustees that the Adviser would not be overly profitable for at least the next two years (the initial term of the Agreement).

As to economies of scale, the Trustees reviewed materials provided to the Board by the Adviser.  The Adviser estimated that economies of scale will be realized as the Fund grows.  The Adviser further estimated that the Fund's economies of scale will be reached at approximately $50 million in assets. Consequently, the Trustees concluded that the management and administration fee levels will not be adjusted at this time, but the Trustees would consider adjustments when the Fund surpasses $50 million in assets.  The Independent Trustees met privately and discussed the proposed Management Agreement and Services Agreement.  The Trustees discussed their expectations for compliance.

After the Independent Trustees met in executive session, and based upon the information provided, it was the Board's consensus (including all of the Independent Trustees) that the fee to be paid to the Adviser pursuant to the Management Agreement was reasonable, that the overall arrangement pro-

2008 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) - continued

vided under the terms of the Management Agreement was a reasonable business arrangement, and that the approval of the Management Agreement was in the best interest of the Fund's shareholders.

5.) RELATED PARTY TRANSACTIONS

Control persons of the Adviser also serve as trustees/officers of the Fund. These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund. The Trustees who are not interested persons of the Fund receive an annual fee of $2,000 each plus travel and other related expenses for their services as Trustees from the Adviser.

6.) INVESTMENTS

For the period January 15, 2008 through May 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $479,322 and $124,064 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at May 31, 2008 was $451,281.  At May 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                  (Depreciation)

                 Net Appreciation (Depreciation)

    $27,731                        ($10,330)                                           $17,401

As of May 31, 2008, there were no differences between the financial statement basis and tax basis in net unrealized appreciation or cost of investments.

7.) CAPITAL SHARES

At May 31, 2008 an unlimited number of shares of beneficial interest were authorized. 46,537 shares were issued and outstanding and paid in capital was $440,000.

8.) DISTRIBUTIONS

The Fund did not pay a dividend distribution for the period January 15, 2008 through May 31, 2008.

2008 Semi-Annual Report  9

Board of Trustees

Bonnie Bull

Patrick Casey

Michael McDonald

Jay Zimmerman

Investment Adviser

Dollar Crisis and Recovery Partners, L.P.

Counsel

Thompson Hine LLP

Custodian

Huntington National Bank, N.A.

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Registered Public

Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Dollar Strategy Global Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOLLAR STRATEGY GLOBAL TRUST

By: /s/ Michael McDonald

       Michael McDonald

       President

Date:                   8-5-08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Michael McDonald

       Michael McDonald

       President

Date:                   8-5-08

By: /s/ Michael McDonald

       Michael McDonald

       Chief Financial Officer

Date:                   8-5-08